Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated December 2, 2025
to the Portfolio’s Class ADV, Class I, Class S, and Class S2 Shares’
Summary Prospectus and Prospectus,
each dated May 1, 2025, as supplemented
(together, the “Prospectuses”)
On November 13, 2025, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective on or about January 21, 2026: (i) the removal of CBRE Investment Management Listed Real Assets, LLC (“CBRE”) as a sub-adviser to the Portfolio; (ii) the appointment of Columbia Management Investment Advisers, LLC. (“Columbia”) as a sub-adviser to the Portfolio; (iii) changes to the Portfolio’s principal investment strategies and portfolio managers; (iv) changing the Portfolio’s name to “VY® Columbia Real Estate Portfolio”; (v) changing the Portfolio’s primary benchmark index from the “Russell 3000® Index” to the “MSCI ACWI Index”; and (vi) changes to the management fee schedule, expense limitation agreement, and sub-advisory fee schedule.
Effective on or about January 21, 2026, the Prospectuses are revised as follows:
1.All references to “VY® CBRE Real Estate Portfolio” are hereby deleted in their entirety and replaced with “VY® Columbia Real Estate Portfolio”.
2.All references to CBRE are deleted in their entirety.
4.The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry (“Real Estate Companies”). For purposes of this 80% policy, a company is principally engaged in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management, or sale of residential, commercial, or industrial real estate. For purposes of this 80% policy, companies principally engaged in the real estate industry may include, without limitation, real estate investment trusts (“REITs”), master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
The sub-adviser (the “Sub-Adviser”) may invest in companies of any market capitalization.
The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”).
The Portfolio also invests in derivative instruments including, contracts for differences (“CFDs”), which are a type of swap arrangement, to obtain long and short exposures to Real Estate Companies. The Sub-Adviser uses CFDs to express its view of relative value between Real Estate Companies operating in the same part of the real estate market. Specifically, the Sub- Adviser uses CFDs to extend the Portfolio’s long position in holdings of which it has a favorable view and enters into short positions in Real Estate Companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Portfolio’s overall portfolio. Through investment in CFDs, the Portfolio generally expects exposures of approximately 30% (but normally not more than 35%) of the Portfolio’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Portfolio’s net assets in long positions. The Sub-Adviser generally seeks to maintain CFD long and short exposures for the Portfolio that are approximately balanced. The Portfolio takes long and short positions in equity REITs, mortgage REITs and hybrid REITs.
The Sub-Adviser uses fundamental analysis to identify investment opportunities and risks, and in constructing the Portfolio’s portfolio, including the Portfolio’s long and short positions through CFDs.
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
5.The section of the Prospectuses entitled “Principal Risks” is revised to: (i) delete “Convertible Securities”, “Environmental, Social, and Governance (Equity)”, “Initial Public Offerings”, “Investment Model”, “Restricted Securities”, risks; and (ii) add the following risks:
Changing Distribution Level Risk. The Portfolio normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Portfolio will vary and generally depend on the amount of income the Portfolio earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Portfolio’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty: The entity with which the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. The Portfolio may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Portfolio enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Portfolio’s NAV to fluctuate. These risks may be greater when engaging in over-the-counter transactions or when the Portfolio conducts business with a limited number of counterparties.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Portfolio losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Portfolio. The Portfolio may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position.
Contracts for differences (CFDs). are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short term. CFDs are subject to the risks described above under Derivatives Risk.
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. In addition, This increases the risk that a change in the value of any one investment held by the Portfolio could affect the overall value of the Portfolio more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Portfolio’s value will likely be more volatile than the value of a more diversified fund.
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property.
REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non- U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Because the value of REITs and other real estate-related companies may fluctuate widely in response to changes in factors affecting the real estate markets, the value of an investment in the Portfolio may be more volatile than the value of an investment in a fund that is invested in a more diverse range of market sectors.
Short Sales: Short sales involve selling a security the Portfolio does not own with the hope of purchasing the same security at a later date at a lower price. When the Portfolio sells a security short and the price of that security rises, the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow the security. Short sales create leverage which may exaggerate any increase or decrease in the Portfolio’s net asset value causing the Portfolio to be more volatile than a fund that does not engage in short sales.
Short sales expose the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss, and the potential loss may be greater for this type of short sale than for a short sale “against the box.” A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale “against the box” may be used to hedge against market risks when the manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.
6.A second paragraph in the section of the Prospectuses entitled “Performance Information” in the Portfolio’s Summary Section has been added with the following:
The Portfolio’s performance prior to January 26, 2026 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.

VY(R) CBRE Real Estate Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated December 2, 2025
to the Portfolio’s Class ADV, Class I, Class S, and Class S2 Shares’
Summary Prospectus and Prospectus,
each dated May 1, 2025, as supplemented
(together, the “Prospectuses”)
On November 13, 2025, the Board of Trustees of Voya Investors Trust approved the following changes with respect to the Portfolio, effective on or about January 21, 2026: (i) the removal of CBRE Investment Management Listed Real Assets, LLC (“CBRE”) as a sub-adviser to the Portfolio; (ii) the appointment of Columbia Management Investment Advisers, LLC. (“Columbia”) as a sub-adviser to the Portfolio; (iii) changes to the Portfolio’s principal investment strategies and portfolio managers; (iv) changing the Portfolio’s name to “VY® Columbia Real Estate Portfolio”; (v) changing the Portfolio’s primary benchmark index from the “Russell 3000® Index” to the “MSCI ACWI Index”; and (vi) changes to the management fee schedule, expense limitation agreement, and sub-advisory fee schedule.
Effective on or about January 21, 2026, the Prospectuses are revised as follows:
1.All references to “VY® CBRE Real Estate Portfolio” are hereby deleted in their entirety and replaced with “VY® Columbia Real Estate Portfolio”.
2.All references to CBRE are deleted in their entirety.
4.The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry (“Real Estate Companies”). For purposes of this 80% policy, a company is principally engaged in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management, or sale of residential, commercial, or industrial real estate. For purposes of this 80% policy, companies principally engaged in the real estate industry may include, without limitation, real estate investment trusts (“REITs”), master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
The sub-adviser (the “Sub-Adviser”) may invest in companies of any market capitalization.
The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”).
The Portfolio also invests in derivative instruments including, contracts for differences (“CFDs”), which are a type of swap arrangement, to obtain long and short exposures to Real Estate Companies. The Sub-Adviser uses CFDs to express its view of relative value between Real Estate Companies operating in the same part of the real estate market. Specifically, the Sub- Adviser uses CFDs to extend the Portfolio’s long position in holdings of which it has a favorable view and enters into short positions in Real Estate Companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Portfolio’s overall portfolio. Through investment in CFDs, the Portfolio generally expects exposures of approximately 30% (but normally not more than 35%) of the Portfolio’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Portfolio’s net assets in long positions. The Sub-Adviser generally seeks to maintain CFD long and short exposures for the Portfolio that are approximately balanced. The Portfolio takes long and short positions in equity REITs, mortgage REITs and hybrid REITs.
The Sub-Adviser uses fundamental analysis to identify investment opportunities and risks, and in constructing the Portfolio’s portfolio, including the Portfolio’s long and short positions through CFDs.
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
5.The section of the Prospectuses entitled “Principal Risks” is revised to: (i) delete “Convertible Securities”, “Environmental, Social, and Governance (Equity)”, “Initial Public Offerings”, “Investment Model”, “Restricted Securities”, risks; and (ii) add the following risks:
Changing Distribution Level Risk. The Portfolio normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Portfolio will vary and generally depend on the amount of income the Portfolio earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Portfolio’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty: The entity with which the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. The Portfolio may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Portfolio enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Portfolio’s NAV to fluctuate. These risks may be greater when engaging in over-the-counter transactions or when the Portfolio conducts business with a limited number of counterparties.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Portfolio losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Portfolio. The Portfolio may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position.
Contracts for differences (CFDs). are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short term. CFDs are subject to the risks described above under Derivatives Risk.
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. In addition, This increases the risk that a change in the value of any one investment held by the Portfolio could affect the overall value of the Portfolio more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Portfolio’s value will likely be more volatile than the value of a more diversified fund.
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property.
REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non- U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Because the value of REITs and other real estate-related companies may fluctuate widely in response to changes in factors affecting the real estate markets, the value of an investment in the Portfolio may be more volatile than the value of an investment in a fund that is invested in a more diverse range of market sectors.
Short Sales: Short sales involve selling a security the Portfolio does not own with the hope of purchasing the same security at a later date at a lower price. When the Portfolio sells a security short and the price of that security rises, the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow the security. Short sales create leverage which may exaggerate any increase or decrease in the Portfolio’s net asset value causing the Portfolio to be more volatile than a fund that does not engage in short sales.
Short sales expose the Portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss, and the potential loss may be greater for this type of short sale than for a short sale “against the box.” A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A short sale “against the box” may be used to hedge against market risks when the manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, to decline. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.
6.A second paragraph in the section of the Prospectuses entitled “Performance Information” in the Portfolio’s Summary Section has been added with the following:
The Portfolio’s performance prior to January 26, 2026 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.